CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Western Asset Funds, Inc. (1933 Act File No. 33-34929; 1940 Act File No. 811-06110) (“Registrant”) hereby certifies (a) that the forms of the prospectuses used with respect to Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS of Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund and Western Asset Inflation Indexed Plus Bond Fund, the forms of the prospectuses used with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Western Asset Enhanced Equity Fund, Western Asset Global Government Bond Fund, Western Asset Global Multi-Sector Fund, Western Asset High Yield Fund, Western Asset Intermediate Bond Fund and Western Asset Total Return Unconstrained Fund, and that the form of the statement of additional information used with respect to Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS of Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund and Western Asset Inflation Indexed Plus Bond Fund and with respect to Class A, Class C, Class FI, Class R, Class I and Class IS of Western Asset Enhanced Equity Fund, Western Asset Global Government Bond Fund, Western Asset Global Multi-Sector Fund, Western Asset High Yield Fund, Western Asset Intermediate Bond Fund and Western Asset Total Return Unconstrained Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement (“Amendment No. 66”), and (b) that Amendment No. 66 was filed electronically.

Dated as of: May 1, 2013	By:	/s/ Richard Wachterman
	Name:	Richard Wachterman
	Title:	Assistant Secretary